OTHER ACCOUNTS RECEIVABLE, NET - Measured at Amortization costs (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other accounts receivables [abstract]
Accounts receivables for goods and services sales in non-financial sector companies	$ 1,455,555	$ 1,289,944
Debtors	2,061,364	929,253
Credit card compensations and network compensation	658,721	1,130,931
Payment in advance	633,358	765,561
Government	577,117	524,250
Conditional contributions	694,018	379,791
Sales tax	30,862	57,581
Others	1,490,807	1,244,213
Gross balance of other accounts receivable	7,601,802	6,321,524
Loss allowance	(374,245)	(375,851)
Other accounts receivable, net	$ 7,227,557	$ 5,945,673